Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Discount rate			8.00%
Bears interest rate			8.00%
Maturity date			Apr. 30, 2024
Obligation cost			$ 56,634	$ 96,375
Cash paid lease	$ 90,544	$ 90,248	$ 359,615	$ 360,780
Right of use asset lease liability percentage	7.75%		7.75%
Cash paid lease			$ 3,475
Weighted average discount rate	8.00%		8.00%
Matures date	Apr. 30, 2024
Discount interest rate	8.00%
Bears interest rate	8.00%
Operating lease liabilities	$ 46,194		$ 56,634
Weighted average remaining lese term	2085 years